RELATED PARTY BALANCES AND TRANSACTIONS - Services provided by the related parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	¥ 11,433,063	$ 1,610,313	¥ 12,081,746	¥ 9,849,446
Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	356,086		552,206	523,054
Yujie | Referral service fee | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	119,737		355,803	347,585
Qihu | Referral service fee | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	9,550		2,423	19,789
Qihu | Bandwidth service fee | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	117,983		128,607	108,743
Qihu | Brand fees charged | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	94,340		47,168	23,585
Beijing Qifei | Rental Expenses Charged | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	11,815		13,655	11,899
Qibutianxia | Corporate expenses | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party				7,075
Others | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	¥ 2,661		¥ 4,550	¥ 4,378